Quarterly Holdings Report
for
Fidelity® Series Long-Term Treasury Bond Index Fund
November 30, 2025
XS8-NPRT3-0126
1.9870217.109
U.S. Treasury Obligations - 99.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.69 to 4.88	74,617,000	48,276,616
US Treasury Bonds 1.25% 5/15/2050	4.88	56,000,000	27,781,250
US Treasury Bonds 1.375% 11/15/2040	2.32 to 3.49	340,963,000	225,781,437
US Treasury Bonds 1.375% 8/15/2050	4.97 to 5.03	105,500,000	53,660,761
US Treasury Bonds 1.625% 11/15/2050	4.92 to 5.04	300,100,000	162,921,475
US Treasury Bonds 1.75% 8/15/2041	1.97 to 4.77	296,740,000	204,205,803
US Treasury Bonds 1.875% 11/15/2051	3.11 to 4.80	353,820,000	202,299,348
US Treasury Bonds 1.875% 2/15/2041	1.92 to 4.40	633,606,000	451,469,024
US Treasury Bonds 1.875% 2/15/2051	2.12 to 4.79	582,805,000	336,569,888
US Treasury Bonds 2% 11/15/2041	1.83 to 4.09	836,780,000	595,846,194
US Treasury Bonds 2% 2/15/2050	1.64 to 4.99	435,249,000	263,189,630
US Treasury Bonds 2% 8/15/2051	1.90 to 4.92	835,220,000	494,704,723
US Treasury Bonds 2.25% 2/15/2052	2.17 to 5.04	1,428,240,000	894,937,412
US Treasury Bonds 2.25% 5/15/2041	1.83 to 4.45	831,582,000	624,043,822
US Treasury Bonds 2.25% 8/15/2046	3.02 to 5.04	185,341,000	125,105,175
US Treasury Bonds 2.25% 8/15/2049	2.55 to 4.83	240,147,000	154,979,241
US Treasury Bonds 2.375% 11/15/2049	4.26 to 4.94	361,492,000	239,036,585
US Treasury Bonds 2.375% 2/15/2042	2.60 to 3.32	690,660,000	518,117,178
US Treasury Bonds 2.375% 5/15/2051	4.78 to 5.08	40,874,000	26,587,259
US Treasury Bonds 2.5% 2/15/2045	2.99 to 4.23	686,749,000	497,732,065
US Treasury Bonds 2.5% 2/15/2046	3.02 to 4.87	186,618,000	133,176,728
US Treasury Bonds 2.5% 5/15/2046	3.02 to 3.43	136,970,000	97,446,664
US Treasury Bonds 2.75% 11/15/2042	1.48 to 4.32	193,274,000	151,546,445
US Treasury Bonds 2.75% 11/15/2047	3.06 to 4.90	267,357,000	195,431,700
US Treasury Bonds 2.75% 8/15/2042	3.01 to 4.15	252,260,000	198,743,435
US Treasury Bonds 2.75% 8/15/2047	2.39 to 3.20	458,264,000	335,928,995
US Treasury Bonds 2.875% 11/15/2046	3.06 to 4.65	11,125,000	8,426,752
US Treasury Bonds 2.875% 5/15/2043	2.31 to 4.03	241,482,000	191,327,321
US Treasury Bonds 2.875% 5/15/2049	1.40 to 4.92	596,099,000	439,390,164
US Treasury Bonds 2.875% 5/15/2052	3.02 to 4.96	269,780,000	194,431,288
US Treasury Bonds 2.875% 8/15/2045	3.36 to 4.04	18,732,000	14,392,175
US Treasury Bonds 3% 11/15/2044	2.99 to 3.82	172,537,000	136,486,203
US Treasury Bonds 3% 11/15/2045	1.74 to 4.73	393,262,000	307,804,323
US Treasury Bonds 3% 2/15/2047	1.89 to 3.13	489,794,000	378,078,875
US Treasury Bonds 3% 2/15/2048	1.43 to 3.88	595,209,000	454,660,626
US Treasury Bonds 3% 2/15/2049	4.13 to 4.90	376,287,000	284,669,936
US Treasury Bonds 3% 5/15/2042	3.14 to 4.13	79,079,000	64,903,472
US Treasury Bonds 3% 5/15/2045	2.33 to 4.02	158,044,000	124,422,608
US Treasury Bonds 3% 5/15/2047	1.92 to 4.50	234,862,000	180,843,740
US Treasury Bonds 3% 8/15/2048	2.39 to 4.52	203,982,000	155,010,385
US Treasury Bonds 3% 8/15/2052	3.29 to 5.04	470,480,000	347,567,100
US Treasury Bonds 3.125% 11/15/2041	1.92 to 3.03	59,163,000	49,847,138
US Treasury Bonds 3.125% 2/15/2042	2.65 to 3.99	154,840,000	129,902,292
US Treasury Bonds 3.125% 2/15/2043	3.01 to 5.01	140,221,000	115,753,531
US Treasury Bonds 3.125% 5/15/2048	1.51 to 4.93	273,142,000	212,954,734
US Treasury Bonds 3.125% 8/15/2044	1.96 to 4.20	77,966,000	63,112,868
US Treasury Bonds 3.25% 5/15/2042	3.27 to 4.64	329,100,000	279,747,855
US Treasury Bonds 3.375% 11/15/2048	3.70 to 5.19	310,991,000	252,412,928
US Treasury Bonds 3.375% 5/15/2044	2.95 to 3.01	122,930,000	103,683,772
US Treasury Bonds 3.5% 2/15/2039	3.03 to 3.84	78,034,000	72,202,788
US Treasury Bonds 3.625% 2/15/2044	1.64 to 3.82	142,857,000	125,278,892
US Treasury Bonds 3.625% 2/15/2053	3.67 to 5.08	342,780,000	285,966,892
US Treasury Bonds 3.625% 5/15/2053	3.84 to 4.00	741,700,000	618,073,674
US Treasury Bonds 3.625% 8/15/2043	1.23 to 5.02	393,132,000	346,478,286
US Treasury Bonds 3.75% 11/15/2043	3.04 to 4.82	103,069,000	92,226,625
US Treasury Bonds 3.75% 8/15/2041	2.19 to 4.60	107,358,000	98,509,352
US Treasury Bonds 3.875% 5/15/2043	4.73 to 5.28	236,000,000	216,081,435
US Treasury Bonds 3.875% 8/15/2040	4.78	189,600,000	178,446,188
US Treasury Bonds 4% 11/15/2042	3.96 to 5.22	251,320,000	234,876,210
US Treasury Bonds 4% 11/15/2052	3.60 to 4.81	387,400,000	345,860,431
US Treasury Bonds 4.125% 8/15/2044	4.60 to 4.80	92,400,000	86,628,609
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.07	482,900,000	440,363,300
US Treasury Bonds 4.25% 11/15/2040	2.93 to 3.12	47,867,000	46,928,358
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.99	233,000,000	216,972,149
US Treasury Bonds 4.25% 5/15/2039	3.03 to 4.73	13,257,000	13,188,643
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.74	604,000,000	562,498,592
US Treasury Bonds 4.375% 11/15/2039	4.63 to 4.83	146,400,000	146,645,907
US Treasury Bonds 4.375% 2/15/2038	2.35 to 4.41	132,424,000	135,398,368
US Treasury Bonds 4.375% 5/15/2040	4.06 to 4.75	114,924,900	114,686,970
US Treasury Bonds 4.375% 5/15/2041	2.99 to 4.79	104,568,000	103,636,691
US Treasury Bonds 4.375% 8/15/2043	4.39 to 4.72	88,670,000	86,435,932
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	604,100,000	586,732,125
US Treasury Bonds 4.5% 2/15/2036	1.97 to 4.51	76,918,000	80,382,314
US Treasury Bonds 4.5% 2/15/2044	4.92	110,700,000	109,376,790
US Treasury Bonds 4.5% 5/15/2038	3.97 to 4.79	62,700,000	64,740,199
US Treasury Bonds 4.5% 8/15/2039	4.14	48,244,000	49,088,270
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.86	219,100,000	219,185,585
US Treasury Bonds 4.625% 11/15/2055	4.67	82,200,000	81,609,188
US Treasury Bonds 4.625% 2/15/2040	4.62 to 4.85	30,743,000	31,552,405
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.92	668,900,000	663,412,077
US Treasury Bonds 4.625% 5/15/2044	4.74 to 4.75	341,000,000	341,959,063
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.80	473,400,000	469,294,732
US Treasury Bonds 4.75% 11/15/2043	4.52 to 4.90	383,000,000	390,869,455
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.82	757,200,000	764,890,313
US Treasury Bonds 4.75% 2/15/2037	2.93 to 2.95	28,863,000	30,638,751
US Treasury Bonds 4.75% 2/15/2041	3.79 to 4.87	235,771,100	243,958,619
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.89	364,300,000	368,682,984
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	241,800,000	244,822,500
US Treasury Bonds 4.875% 8/15/2045	4.70 to 4.87	139,300,000	143,653,125
US Treasury Bonds 5% 5/15/2037	1.70 to 4.41	136,927,000	148,394,636
US Treasury Bonds 5% 5/15/2045	4.79 to 4.89	90,000,000	94,345,313
US Treasury Notes 4.75% 2/15/2045	4.71 to 4.94	213,400,000	216,767,719
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,292,937,311)			21,661,089,394

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $253,781,165)	4.02	253,730,419	253,781,165

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $25,546,718,476)	21,914,870,559
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(67,854,086)
NET ASSETS - 100.0%	21,847,016,473

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	253,067,874	1,278,651,755	1,277,940,692	2,686,099	2,228	-	253,781,165	253,730,419	0.4%
Fidelity Securities Lending Cash Central Fund	222,273,265	414,330,546	636,603,811	20,904	-	-	-	-	0.0%
Total	475,341,139	1,692,982,301	1,914,544,503	2,707,003	2,228	-	253,781,165

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.